Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2014		$ 261,125
2015	240,713	241,637
2016	222,207	223,146
2017	195,977	196,839
2018	126,664	127,275
2019	$ 42,545